American Funds GVIT Funds

AMERICAN FUNDS GVIT GROWTH FUND

AMERICAN FUNDS GVIT GLOBAL GROWTH FUND

AMERICAN FUNDS GVIT ASSET ALLOCATION FUND

AMERICAN FUNDS GVIT BOND FUND


                                                                  [LOGO OMITTED]
                                                                        GARTMORE


FundPROSPECTUS

[LOGO OMITTED]  | MAY 1, 2006 (as revised May 16, 2006)


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.


                                                           WWW.GARTMOREFUNDS.COM

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              TABLE OF CONTENTS

              4      SECTION 1 - FUND SUMMARY AND PERFORMANCE
                     American Funds GVIT Growth Fund
                     American Funds GVIT Global Growth Fund
                     American Funds GVIT Asset Allocation Fund
                     American Funds GVIT Bond Fund

             17      SECTION 2 - FUND DETAILS
                     Additional Information about Investments,
                      Investment Techniques and Risks
                     Selective Disclosure of Fund Holdings

              21     SECTION 3 - FUND MANAGEMENT
                     Investment Adviser to the Master Funds
                     Master-Feeder Service Provider to the Feeder Funds Additional Information about the Fund Managers

              23     SECTION 4 - INVESTING WITH GARTMORE
                     Choosing a Share Class
                     Purchase Price
                     Fair Valuation
                     Selling Shares
                     Restrictions on Sales
                     Excessive or Short-Term Trading
                     Monitoring of Trading Activity
                     Restrictions on Transactions
                     Distribution and Services Plan
                     Revenue Sharing

             27      SECTION 5 - DISTRIBUTIONS AND TAXES
                     Dividends and Distributions
                     Tax Status

              28     SECTION 6 - FINANCIAL HIGHLIGHTS

     BACK COVER      ADDITIONAL INFORMATION

                                                   AMERICAN FUNDS GVIT FUNDS | 1

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American Funds GVIT Funds


A QUICK NOTE ABOUT THE FUNDS

This prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in the accompanying variable insurance prospectus.

INTRODUCTION TO THE
AMERICAN FUNDS GVIT FUNDS

This prospectus provides information about four funds (the "Funds") offered by Gartmore Variable Insurance Trust (the "Trust"). The following sections summarize key information about the Funds, including information regarding their investment objectives, principal strategies, principal risks, performance and fees. Each Fund's investment objective can be changed without shareholder approval. Use the Fund Summaries to compare each Fund with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in Section 2, Fund Details beginning on page 17. "You" and "your" refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, "variable insurance contracts").

A NOTE ABOUT SHARE CLASSES

This Prospectus provides information with respect to the following classes of shares of the Funds, which constitute all available share classes at this time:

AMERICAN FUNDS GVIT GROWTH FUND

o Class II
o Class VII

AMERICAN FUNDS GVIT GLOBAL GROWTH FUND

o Class II
o Class VII

AMERICAN FUNDS GVIT ASSET ALLOCATION FUND

o Class II
o Class VII

AMERICAN FUNDS GVIT BOND FUND

o Class II
o Class VII

The share classes have different expenses and are available for purchase through different variable insurance contracts. For more information about who may purchase the different share classes, see Section 4, Investing with Gartmore on page 23.

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

Reading the Prospectus will help you to decide whether one of these Funds is the right investment for you. You should keep this Prospectus for future reference. Additionally, because these Funds are feeder funds in a master-feeder mutual fund structure, as described below, it is important that you read the enclosed Master Fund prospectus which is provided to you along with the Fund prospectus.

MASTER-FEEDER MUTUAL FUND STRUCTURE

Each Fund described in this Prospectus operates as a "feeder fund" which means it does not buy individual securities directly. Instead, it invests all of its investment assets in another mutual fund, the "master fund," which invests directly in individual securities. Each such master fund (each a "Master Fund" and, collectively, the "Master Funds") is a series of American Funds Insurance Series(R) ("American Funds"). Therefore, each Fund has the same investment objective and limitations as its corresponding Master Fund in which it invests and the investment return of each Fund corresponds directly to that of its Master Fund. The differences in objectives and policies among each of the four Master Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject.

As feeder funds, the Funds do not have an investment adviser of their own because each Fund's assets are invested directly in its respective Master Fund's portfolio which is managed by Capital Research and Management Company ("Capital Research"), the Master Funds' investment adviser. Under the master-feeder structure, however, each Fund may withdraw its entire investment from its corresponding Master Fund if the Trust's Board of Trustees (the "Board") determines that it is in the best interests of the Fund and its shareholders to do so. Prior to such withdrawal, the Board would have to consider what action might be taken, including: (1) the investment of all the assets of the Fund in another pooled investment entity; (2) asking one of the investment adviser affiliates of Gartmore SA Capital Trust ("Gartmore"), the Fund's master-feeder service provider, to manage the Fund either directly or with a sub-adviser under an agreement between the Trust and Gartmore; (3) or taking any other appropriate action.

Gartmore, as the Funds' master-feeder service provider, will provide the non-investment management services for the Funds that are normally provided by a fund's investment adviser with the exception of providing investment advice. For example, Gartmore will provide necessary information to the Board to enable it to make decisions with respect to the investment of Fund assets in the Master Funds, including, for example, monitoring the ongoing

2  |  AMERICAN FUNDS GVIT FUNDS
investment performance of each Master Fund and providing information to the Board to enable the Board to fulfill oversight responsibilities in this regard. Additionally, Gartmore will provide the necessary analysis, reports and recommendations to the Board of Trustees of the Trust with respect to whether the Board should consider despoking from the Master Funds and recommendations for alternative managers. Gartmore will also monitor the Funds' other service providers and the level of fees related to each service provider in order to provide the Board with the necessary reports to perform their oversight of the Funds' service quality and fees. Gartmore will also coordinate with the Master Funds to ensure the Funds' compliance with regulatory requirements, including, but not limited to, distributing proxy materials to Fund shareholders, obtaining necessary information and materials for various filing requirements, and the composition and filing of Fund registration statements, shareholder reports and other disclosure materials. Additionally, Gartmore will coordinate with the Master Funds on the financial statements and reports for the Funds.

Investment of each Fund's assets in its corresponding Master Fund is not a fundamental policy of any Fund and a shareholder vote is not required for any Fund to withdraw its entire investment from its corresponding Master Fund.

The Board of the Funds considered that the Funds will bear their own fund expenses as well as their pro rata share of each Fund's Master Fund fees and expenses. The Board noted however that it is anticipated that by investing in the Master Fund's portfolio, each of which has significant assets, each respective Fund will benefit from the economies of scale enjoyed by shareholders of each Master Fund, including breakpoints in advisory fees, which the Funds could not achieve on their own if they operated as stand alone funds. Therefore, it is anticipated that, despite paying the aggregate fees at the Fund level and at the Master Fund level as shareholders of their respective Master Funds, the aggregate fees and expenses should be less than if the respective Funds were operated as stand alone funds.

Because each Fund invests all of its assets in a Master Fund, the Fund and its shareholders will bear the fees and expenses of both the Fund and the Master Fund in which it invests, with the result that the Fund's expenses may be higher than those of other mutual funds which invest directly in securities. This structure is different from that of other GVIT Funds and many other investment companies, which directly acquire and manage their own portfolio of securities. Each Master Fund may have other shareholders, each of whom, like each Fund, will pay their proportionate share of the Master Fund's expenses. The expenses and, correspondingly, the returns of other shareholders of the Master Funds may differ from those of the Funds. The Master Funds are not established as partnerships, and therefore do not allocate income and expenses, but pay distributions to each Master Fund shareholder, including the Funds.

Information about the Master Funds and Capital Research is provided with their permission and is based on information provided by Capital Research or derived from the American Funds.

FUNDS AND MASTER FUNDS

Each Master Fund is a series of American Funds Insurance Series(R). Each Fund's corresponding Master Fund is listed below:


TRUST FEEDER FUND                             AMERICAN FUNDS MASTER FUND
--------------------------------------------------------------------------------
American Funds GVIT Growth Fund                              Growth Fund
--------------------------------------------------------------------------------
American Funds GVIT Global Growth Fund                Global Growth Fund
--------------------------------------------------------------------------------
American Funds GVIT Asset Allocation Fund          Asset Allocation Fund
--------------------------------------------------------------------------------
American Funds GVIT Bond Fund                                  Bond Fund
--------------------------------------------------------------------------------

The American Funds GVIT Growth Fund, American Funds GVIT Global Growth Fund, American Funds GVIT Asset Allocation Fund, and American Funds GVIT Bond Fund may each hereinafter be referred to as a `'Feeder Fund" or collectively as the "Feeder Funds." Gartmore is considered the master-feeder service provider to the Feeder Funds under the master-feeder structure.

This Prospectus explains the investment objective, risks and strategy of each of the Funds of the Trust, which are identical to each Fund's respective Master Fund, offered in this Prospectus. Your copy of the Master Funds' prospectus also explains the Master Funds' investment objectives, strategies and risks.

                                                   AMERICAN FUNDS GVIT FUNDS | 3

SECTION 1 | American Funds GVIT Growth Fund Summary and Performance


OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund invests all of its assets in the Class 1 shares of the Master Fund, the Growth Fund (the "Master Growth Fund"), a series of the American Funds Insurance Series(R), a registered open-end investment company. In turn, the Master Growth Fund seeks to make shareholders' investments grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. In seeking to pursue its investment objective, the Master Growth Fund may invest in the securities of issuers representing a broad range of market capitalizations. The Master Growth Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and Canada.

The Master Growth Fund is designed for investors seeking capital appreciation principally through investment in stocks. Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations as the growth-oriented, equity-type securities generally purchased by the Master Growth Fund may involve large price swings and potential for loss.

Investment of the Fund's assets in the Master Growth Fund is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its entire investment in the Master Growth Fund.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the fund manager's ability to assess economic conditions and investment opportunities.

Certain risks of investing in the Fund are identified below. If these risks materialize, an investor could lose money in the Fund.

Through its investment in the Master Growth Fund, the Fund may be affected by the following risks, among others:

o PRICE VOLATILITY - the growth-oriented, equity-type securities generally purchased by the Master Growth Fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

o SELECTION - the portfolio managers of the Master Growth Fund may select securities that underperform the stock market, the Fund's benchmark index, or other funds with similar investment objectives and strategies.

o FOREIGN INVESTMENTS - the Master Growth Fund's investments in foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

   o political and economic instability
   o the impact of currency exchange rate fluctuations
   o reduced information about issuers
   o higher transaction costs
   o less stringent regulatory and accounting standards
   o delayed settlement

   Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Master Growth Fund could lose its entire investment in a certain market); and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent the Master Growth Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.


o GROWTH STYLE - over time a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

o SMALL-CAP - the Master Growth Fund's investments in small cap companies may involve greater risks as smaller companies are less stable in price and less liquid than those of larger, more established companies.

o MASTER-FEEDER STRUCTURE - Other "feeder" funds may also invest in the Master Growth Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Growth Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Growth Fund borne by the remaining feeder fund shareholders, including the Fund. Please refer to ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS - MASTER-FEEDER STRUCTURE RISK for more information. You should also refer to the Master Growth Fund's prospectus that you received along with your Fund prospectus. Additionally, the statement of additional information for your Fund and the Master Growth Fund also are available free of charge upon request.

4  |  AMERICAN FUNDS GVIT FUNDS

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SECTION 1 | American Funds GVIT Growth Fund Summary and Performance (CONT.)


PERFORMANCE

Performance information for the Fund is not provided because the Fund had not completed one full calendar year of operation as of the date of this prospectus.

The performance in the bar chart and table below provide an indication of the risks of investing in the Master Growth Fund, which are identical to the risks of investing in the Fund. The bar chart reflects changes in performance of Class 1 shares of the Master Growth Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the Class II shares of the Fund shown in the Fees and Expenses table. The table shows the average annual total returns of Class 1 shares of the Master Growth Fund, adjusted to reflect the estimated expenses of the Class II and Class VII shares of the Fund, respectively, for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - CLASS 1 SHARES OF
THE MASTER GROWTH FUND
(YEARS ENDED DECEMBER 31)

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

         1996            12.55%
         1997            29.17%
         1998            34.58%
         1999            56.50%
         2000             3.98%
         2001           -18.53%
         2002           -24.82%
         2003            36.17%
         2004            11.95%
         2005            15.67%

 BEST QUARTER:           30.54% - 4TH QTR. OF 1999
 WORST QUARTER:         -27.26% - 3RD QTR. OF 2001

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2005:
                                                  1 YR        5 YRS       10 YRS
--------------------------------------------------------------------------------
Class II shares(1)                               15.67%        1.55%      13.15%
--------------------------------------------------------------------------------
Class VII shares(1)                              15.50%        1.40%      12.98%
--------------------------------------------------------------------------------
S&P 500 Index(2)                                  4.91%        0.54%       9.07%
--------------------------------------------------------------------------------
Lipper Capital Appreciation Funds Index(3)        7.96%        0.15%       7.28%
--------------------------------------------------------------------------------
 Lipper Growth Funds Index(4)                     7.24%       -1.36%       7.26%
--------------------------------------------------------------------------------

(1) The Fund had not completed one full calendar year of operation as of the date of this prospectus. Performance information shown is that of the Master Growth Fund as adjusted to reflect the estimated expenses of Class II and Class VII shares of the Feeder Fund, respectively.

(2) The S&P 500 Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

(3) The Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

(4) The Lipper Growth Funds Index is an equally weighted index of growth funds. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

                                                   AMERICAN FUNDS GVIT FUNDS | 5

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class in which you invest.

--------------------------------------------------------------------------------
                            FEEDER FUND      MASTER FUND          AGGREGATE
------------------------------------------- ------------ -----------------------
                               AMERICAN                             MASTER-
                             FUNDS GVIT        AMERICAN        FEEDER TOTAL
                          GROWTH FUND (1)    GROWTH FUND        EXPENSES (3),(4)
------------------------------------------- ------------ -----------------------
                      CLASS II   CLASS VII    CLASS 1 (2)  CLASS II   CLASS VII
------------------------------------------- ------------ -----------------------
Management Fees          0.00%       0.00%        0.33%      0.33%       0.33%

Distribution and/or
Service (12b-1) Fees     0.25%       0.40%        0.00%      0.25%       0.40%

Other Expenses           0.62%       0.62%        0.02%      0.64%       0.64%

Total Annual Fund
Operating Expenses       0.87%       1.02%        0.35%      1.22%       1.37%

Less Waiver/
Reimbursement (5)        0.15%       0.15%         N/A       0.15%       0.15%

Net Annual Fund
Operating Expenses       0.72%       0.87%        0.35%      1.07%       1.22%
--------------------------------------------------------------------------------
(1) Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

(2) Capital Research, the Master Growth Fund's investment adviser, began voluntarily waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this voluntary waiver increased to 10% and will continue at this level until further review. The waiver may be terminated at any time at the discretion of Capital Research. Total annual fund operating expenses do not reflect this waiver.

(3) Expenses are estimated based on each Fund's projected average net assets for 2006. There are no actual fees or expenses for these Funds in 2005 because the Funds commenced operations after December 31, 2005.

(4) The table above reflects the aggregate expenses of both the Master Fund and the Fund.

(5) Gartmore has entered into a contractual agreement with the Trust under which it will waive 0.15% of the fees that it charges for providing the Fund with those non-investment advisory services typically provided by a fund's adviser as ancillary services to its investment advisory services, which include, but are not limited to, providing necessary information to the Board of Trustees of the Trust , monitoring the ongoing investment performance of the Master Growth Fund, coordinating financial statements with those of the Master Growth Fund, and distributing applicable documents and materials to Fund shareholders. See Section 3, Fund Management on page 21 for a more complete description of the operational services. This contract currently runs until at least May 1, 2007 and may be renewed at that time.

EXAMPLE (1)

This Example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and that the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

                                                 1 YR    3 YRS
--------------------------------------------------------------------------------
Class II                                         $109     $372
--------------------------------------------------------------------------------
Class VII                                         124      419
--------------------------------------------------------------------------------

(1) The Example reflects the aggregate expenses of both the Master Fund and the Fund.

6  |  AMERICAN FUNDS GVIT FUNDS

SECTION 1 | American Funds GVIT Global Growth Fund Summary and Performance


OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund invests all of its assets in the Class 1 shares of the Master Fund, the Global Growth Fund (the "Master Global Growth Fund"), a series of American Funds Insurance Series(R), a registered open-end investment company. In turn, the Master Global Growth Fund seeks to make shareholders' investments grow by investing primarily in common stocks of companies located around the world. The Fund is designed for investors seeking capital appreciation through stocks. Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations as the growth-oriented, equity-type securities generally purchased by the Master Global Growth Fund may involve large price swings and potential for loss.

Investment of the Fund's assets in the Master Global Growth Fund is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its entire investment in the Master Global Growth Fund.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the fund manager's ability to assess economic conditions and investment opportunities.

Certain risks of investing in the Fund are identified below. If these risks materialize, an investor could lose money in the Fund.

Through its investment in the Master Global Growth Fund, the Fund may be affected by the following risks, among others:

o PRICE VOLATILITY - the growth-oriented, equity-type securities generally purchased by the Master Global Growth Fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

o SELECTION - the portfolio managers of the Master Global Growth Fund may select securities that underperform the stock market, the Fund's benchmark index, or other funds with similar investment objectives and strategies.

o FOREIGN INVESTMENTS - the Master Global Growth Fund's investments in foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

   o political and economic instability
   o the impact of currency exchange rate fluctuations
   o reduced information about issuers
   o higher transaction costs
   o less stringent regulatory and accounting standards
   o delayed settlement

   Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Master Global Growth Fund could lose its entire investment in a certain market); and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent the Master Global Growth Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

o GROWTH STYLE - over time a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

o MASTER-FEEDER STRUCTURE - Other "feeder" funds may also invest in the Master Global Growth Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Global Growth Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Global Growth Fund borne by the remaining feeder fund shareholders, including the Fund. Please refer to ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS - MASTER-FEEDER STRUCTURE RISK for more information. You should also refer to the Master Global Growth Fund's prospectus that you received along with your Fund prospectus. Additionally, the statement of additional information for your Fund and the Master Global Growth Fund are available free of charge upon request.

PERFORMANCE

Performance information for the Fund is not provided because the Fund had not completed one full calendar year of operation as of the date of this prospectus.

The performance in the bar chart and table below provide an indication of the risks of investing in the Master Global Growth Fund, which are identical to the risks of investing in the Fund. The bar chart reflects changes in performance of Class 1 shares of the Master Global Growth Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the Class II shares of the Fund shown in the Fees and Expenses table. The table shows the average annual total returns of Class 1 shares of the Master Global Growth Fund, adjusted to reflect the estimated expenses of the Class II and Class VII shares of the Fund, respectively, for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.


                                                   AMERICAN FUNDS GVIT FUNDS | 7

SECTION 1 | American Funds GVIT Global Growth Fund Summary and Performance
(CONT.)


ANNUAL TOTAL RETURNS - CLASS 1 SHARES OF THE
MASTER GLOBAL GROWTH FUND
(YEARS ENDED DECEMBER 31)

[BAR CHART OMITTED, PLOT POINTS FOLLOWS

         1998            28.12%
         1999            68.82%
         2000           -19.30%
         2001           -14.61%
         2002           -15.07%
         2003            34.66%
         2004            12.99%
         2005            13.56%

 BEST QUARTER:           40.82% - 4TH QTR. OF 1999
 WORST QUARTER:         -20.54% - 3RD QTR. OF 2001

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2005:

                                                                SINCE INCEPTION
                                         1 YR        5 YRS      (April 30, 1997)
--------------------------------------------------------------------------------
Class II shares(1)                      13.56%        4.61%         10.43%
--------------------------------------------------------------------------------
Class VII shares(1)                     13.39%        4.46%         10.26%
--------------------------------------------------------------------------------
MSCI World Index(2)                     10.02%        2.64%          6.59%
--------------------------------------------------------------------------------
Lipper Global Funds Index(3)            11.89%        2.96%          6.99%
--------------------------------------------------------------------------------

(1) The Fund had not completed one full calendar year of operation as of the date of this prospectus. Performance information shown is that of the Master Global Growth Fund as adjusted to reflect the estimated expenses of Class II and Class VII shares of the Feeder Fund, respectively.

(2) The Morgan Stanley Capital International (MSCI) World Index is a market capitalization-weighted index that measures 23 major stock markets throughout the world, including the United States. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

(3) The Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. Securities as well. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class in which you invest.

                               FEEDER FUND          MASTER FUND                  AGGREGATE
------------------------------------------------    ------------      -----------------------------
                            AMERICAN FUNDS             AMERICAN                     MASTER-
                              GVIT GLOBAL                GLOBAL                FEEDER TOTAL
                            GROWTH FUND (1)           GROWTH FUND                EXPENSES (3),(4)
------------------------------------------------    ------------      -----------------------------
                        CLASS II      CLASS VII       CLASS 1 (2)      CLASS II           CLASS VII
------------------------------------------------    ------------      -----------------------------
Management Fees            0.00%          0.00%           0.58%          0.58%               0.58%

Distribution and/or
Service (12b-1) Fees       0.25%          0.40%           0.00%          0.25%               0.40%

Other Expenses             0.62%          0.62%           0.04%          0.66%               0.66%

Total Annual Fund
Operating Expenses         0.87%          1.02%           0.62%          1.49%               1.64%

Less Waiver/
Reimbursement (5)          0.15%          0.15%             N/A          0.15%               0.15%

Net Annual Fund
Operating Expenses         0.72%          0.87%           0.62%          1.34%               1.49%
---------------------------------------------------------------------------------------------------

(1) Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

(2) Capital Research, the Master Fund's investment adviser, began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. The waiver may be terminated at any time at the discretion of Capital Research. Total annual fund operating expenses do not reflect this waiver.

(3) Expenses are estimated based on each Fund's projected average net assets for 2006. There are no actual fees or expenses for these Funds in 2005 because the Funds commenced operations after December 31, 2005.

(4) The table above reflects the aggregate expenses of both the Master Fund and the Fund.

(5) Gartmore has entered into a written agreement with the Trust under which it will waive 0.15% of the fees that it charges for providing the Fund with those non-investment advisory services typically provided by a fund's adviser as ancillary services to its investment advisory services, which include, but are not limited to, providing necessary information to the Board of Trustees of the Trust , monitoring the ongoing investment performance of the Master Global Growth Fund, coordinating financial statements with those of the Master Global Growth Fund, and distributing applicable documents and materials to Fund shareholders. See Section 3, Fund Management on page 21 for a more complete description of the operational services. This agreement currently runs until at least May 1, 2007 and may be renewed at that time.

 8    |  AMERICAN FUNDS GVIT FUNDS

SECTION 1 | American Funds GVIT Global Growth Fund Summary and Performance
(CONT.)

EXAMPLE (1)

This Example shows what you could pay in expenses over time. You can also use this Example to compare the cost of this Fund with other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and that the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

                                                 1 YR    3 YRS
--------------------------------------------------------------------------------
Class II                                         $136      456
--------------------------------------------------------------------------------
Class VII                                         152      503
--------------------------------------------------------------------------------

(1) The Example reflects the aggregate expenses of both the Master Fund and the Fund.

                                                   AMERICAN FUNDS GVIT FUNDS | 9

SECTION 1 | American Funds GVIT Asset Allocation Fund Summary and Performance

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund invests all of its assets in the Class 1 shares of the Master Fund, the Asset Allocation Fund (the "Master Asset Allocation Fund"), a series of American Funds Insurance Series(R), a registered open-end investment company. In turn, the Master Asset Allocation Fund seeks to provide investors with high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less), the combination of which will be varied from time to time in response to changing market and economic trends. The Master Asset Allocation Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States which are not included in Standard & Poor's ("S&P") 500 Index, and up to 5% of its assets in debt securities of non-U.S. issuers. In addition, the Master Asset Allocation Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba or below by Moody's Investors Service and BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality (commonly referred to as "junk bonds")).

In seeking to pursue its investment objective, the Master Asset Allocation Fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the Master Asset Allocation Fund's investment adviser expects (but is not required) to maintain a flexible investment mix falling within the following ranges: 40% - 80% in equity securities; 20% - 50% in debt securities; and 0% to 40% in money market instruments. As of December 31, 2005 the Master Asset Allocation Fund was approximately 72% invested in equity securities, 23% invested in debt securities and 5% invested in money market instruments. The proportion of equities, debt and money market securities held by the Master Asset Allocation Fund will vary with market conditions and the investment adviser's assessment of their relative attractiveness.

The Master Asset Allocation Fund is designed for investors seeking above-average total return.

Investment of the Fund's assets in the Master Asset Allocation Fund is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its entire investment in the Master Asset Allocation Fund.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the fund manager's ability to assess economic conditions and investment opportunities.

Certain risks of investing in the Fund are identified below. If these risks materialize, an investor could lose money in the Fund.

Through its investment in the Master Asset Allocation Fund, the Fund may be affected by the following risks, among others:

o PRICE VOLATILITY - the Fund could lose value if the individual securities in which the Master Asset Allocation Fund has invested or overall stock or bond markets in which they trade go down.

o SELECTION - the portfolio managers of the Master Asset Allocation Fund may select securities that underperform the stock or bond markets, the Fund's benchmark index, or other funds with similar investment objectives and strategies.

o LOWER RATED SECURITIES - refers to the possibility that the Master Asset Allocation Fund's investments in high-yield bonds and other lower rated securities or junk bonds will subject the Master Asset Allocation Fund to substantial risk of loss.

o FOREIGN INVESTMENTS - the Master Asset Allocation Fund's investments in foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

   o political and economic instability
   o the impact of currency exchange rate fluctuations
   o reduced information about issuers
   o higher transaction costs
   o less stringent regulatory and accounting standards
   o delayed settlement

   Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Master Asset Allocation Fund could lose its entire investment in a certain market); and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent the Master Asset Allocation Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

10 | AMERICAN FUNDS GVIT FUNDS

SECTION 1 | American Funds GVIT Asset Allocation Fund Summary and Performance (CONT.)


o INTEREST RATE - the risk that the value of debt securities held by the Master Asset Allocation Fund may decrease when market interest rates rise. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security's price will be to interest rate changes.

o CREDIT - the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when they are due. In addition, if an issuer's financial condition changes, the ratings on the issuer's debt securities may be lowered, which could negatively affect the prices of the securities the Master Asset Allocation Fund owns. This risk is particularly high for lower quality debt securities.

o PREPAYMENT AND EXTENSION - certain bonds will be paid in full by the issuer more quickly than anticipated (prepayment). If this happens, the Master Asset Allocation Fund may be required to invest the proceeds in securities with lower yields. Conversely, when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated (extension), causing the value of these securities to fall.

o CALL AND REDEMPTION - some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Master Asset Allocation Fund may be required to invest the proceeds in securities with lower yields.

o CASH POSITION - the Master Asset Allocation Fund may also hold a significant position in cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger amount of such holdings could negatively affect the Master Asset Allocation Fund's investment results in a period of rising market prices due to missed investment opportunities.

o MASTER-FEEDER STRUCTURE - other "feeder" funds may also invest in the Master Asset Allocation Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Asset Allocation Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Asset Allocation Fund borne by the remaining feeder fund shareholders, including the Fund. Please refer to ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS - MASTER-FEEDER STRUCTURE RISK for more information. You should also refer to the Master Asset Allocation Fund's prospectus that you received along with your Fund prospectus. Additionally, the statement of additional information for your Fund and the Master Asset Allocation Fund are available free of charge upon request.

                                                  AMERICAN FUNDS GVIT FUNDS | 11

SECTION 1 | American Funds GVIT Asset Allocation Fund Summary and Performance (CONT.)


PERFORMANCE

Performance information for the Fund is not provided because the Fund had not completed one full calendar year of operation as of the date of this prospectus.

The performance in the bar chart and table below provide an indication of the risks of investing in the Master Asset Allocation Fund, which are identical to the risks of investing in the Fund. The bar chart reflects changes in performance of Class 1 shares of the Master Asset Allocation Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the Class II shares of the Fund shown in the Fees and Expenses table. The table shows the average annual total returns of Class 1 shares of the Master Asset Allocation Fund, adjusted to reflect the estimated expenses of the Class II and Class VII shares of the Fund, respectively, for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - CLASS 1 SHARES OF THE MASTER ASSET ALLOCATION FUND (YEARS ENDED DECEMBER 31)

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

         1996            14.96%
         1997            19.63%
         1998            12.32%
         1999             6.49%
         2000             3.87%
         2001             0.05%
         2002           -12.82%
         2003            21.27%
         2004             7.73%
         2005             8.67%

 BEST QUARTER:           12.05%  - 2ND QTR. OF 2003
 WORST QUARTER:         -12.44%  - 3RD QTR. OF 2002

AVERAGE ANNUAL TOTAL RETURNS

AS OF DECEMBER 31, 2005:

                                               1 YR        5 YRS       10 YRS
--------------------------------------------------------------------------------
Class II shares(1)                             8.67%        4.37%       7.78%
--------------------------------------------------------------------------------
Class VII shares(1)                            8.51%        4.21%       7.62%
--------------------------------------------------------------------------------
S&P 500 Index(2)                               4.91%        0.54%       9.07%
--------------------------------------------------------------------------------


(1) The Fund had not completed one full calendar year of operation as of the date of this prospectus. Performance information shown is that of the Master Asset Allocation Fund as adjusted to reflect the estimated expenses of Class II and Class VII shares of the Feeder Fund, respectively.

(2) The S&P 500 Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

 12    |  AMERICAN FUNDS GVIT FUNDS

SECTION 1 | American Funds GVIT Asset Allocation Fund Summary and Performance (CONT.)

 FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class in which you invest.

-----------------------------------------------------------------------------------------------------
                                   FEEDER FUND        MASTER FUND                 AGGREGATE
-----------------------------------------------        -----------      -----------------------------
                                                         AMERICAN
                                AMERICAN FUNDS              ASSET                    MASTER-
                                    GVIT ASSET         ALLOCATION               FEEDER TOTAL
                             ALLOCATION FUND (1)             FUND               EXPENSES (3),(4)
-----------------------------------------------        -----------      -----------------------------
                      CLASS II       CLASS VII          CLASS 1 (2)       CLASS II          CLASS VII
-----------------------------------------------        -----------      -----------------------------
Management Fees          0.00%           0.00%              0.34%           0.34%              0.34%

Distribution and/or
Service (12b-1) Fees     0.25%           0.40%              0.00%           0.25%              0.40%

Other Expenses           0.62%           0.62%              0.01%           0.63%              0.63%

Total Annual Fund
Operating Expenses       0.87%           1.02%              0.35%           1.22%              1.37%

Less Waiver/
Reimbursement (5)        0.15%           0.15%                N/A           0.15%              0.15%

Net Annual Fund
Operating Expenses       0.72%           0.87%              0.35%           1.07%              1.22%
-----------------------------------------------------------------------------------------------------

(1) Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

(2) Capital Research, the Master Fund's investment adviser, began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. The waiver may be terminated at any time at the discretion of Capital Research. Total annual fund operating expenses do not reflect this waiver.

(3) Expenses are estimated based on each Fund's projected average net assets for 2006. There are no actual fees or expenses for these Funds in 2005 because the Funds commenced operations after December 31, 2005.

(4) The table above reflects the aggregate expenses of both the Master Fund and the Fund.

(5) Gartmore has entered into a written agreement with the Trust under which it will waive 0.15% of the fees that it charges for providing the Fund with those non-investment advisory services typically provided by a fund's adviser as ancillary services to its investment advisory service, which include, but are not limited to, providing necessary information to the Board of Trustees of the Trust , monitoring the ongoing investment performance of the Master Asset Allocation Fund, coordinating financial statements with those of the Master Asset Allocation Fund, and distributing applicable documents and materials to Fund shareholders. See Section 3, Fund Management on page 21 for a more complete description of the operational services. This agreement currently runs until at least May 1, 2007 and may be renewed at that time.

 EXAMPLE (1)

This Example shows what you could pay in expenses over time. You can also use this Example to compare the cost of this Fund with other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and that the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

                                                 1 YR    3 YRS
--------------------------------------------------------------------------------
Class II                                         $109     $372
--------------------------------------------------------------------------------
Class VII                                         124      419
--------------------------------------------------------------------------------

(1) The Example reflects the aggregate expenses of both the Master Fund and the Fund.

                                                  AMERICAN FUNDS GVIT FUNDS | 13

SECTION 1 | American Funds GVIT Bond Fund Summary and Performance


OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund invests all of its assets in the Class 1 shares of the Master Fund, the Bond Fund (the "Master Bond Fund"), a series of American Funds Insurance Series(R), a registered open-end investment company. In turn, the Master Bond Fund seeks to maximize an investor's level of current income and preserve the investor's capital. Under normal circumstances, the Master Bond Fund invests at least 80% of its assets in bonds. This policy is subject to change only upon 60 days' notice to shareholders.

The Master Bond Fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in bonds rated Ba or below by Moody's Investors Service and BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality (commonly referred to as "junk bonds"). The Master Bond Fund may invest in bonds of issuers domiciled outside the United States. The Master Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

The Master Bond Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

Investment of the Fund's assets in the Master Bond Fund is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its entire investment in the Master Bond Fund.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the fund manager's ability to assess economic conditions and investment opportunities.

Certain risks of investing in the Fund are identified below. If these risks materialize, an investor could lose money in the Fund.

Through its investment in the Master Bond Fund, the Fund may be affected by the following risks, among others:

o INTEREST RATE - generally, when interest rates go up, the value of debt securities goes down.

o CREDIT - an issuer of a bond or other debt security may be unable to pay the interest or principal when due. This risk is more pronounced with lower quality "junk" bonds and other lower rated bonds.

o LOWER RATED SECURITIES - refers to the possibility that the Master Bond Fund's investments in high-yield bonds and other lower rated securities or junk bonds will subject the Master Bond Fund to substantial risk of loss.

o CALL AND REDEMPTION - some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Master Bond Fund may be required to invest the proceeds in securities with lower yields.

o SELECTION - the portfolio managers of the Master Bond Fund may select securities that underperform the bond market, the Fund's benchmark index, or other funds with similar investment objectives and strategies.

o FOREIGN INVESTMENTS - the Master Bond Fund's investments in foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

   o political and economic instability
   o the impact of currency exchange rate fluctuations
   o reduced information about issuers
   o higher transaction costs
   o less stringent regulatory and accounting standards
   o delayed settlement

   Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Master Bond Fund could lose its entire investment in a certain market); and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent the Master Bond Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

o PREPAYMENT AND EXTENSION - certain bonds will be paid off by the issuer more quickly than anticipated (prepayment). If this happens, the Master Bond Fund may be required to invest the proceeds in securities with lower yields. Conversely, when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated (extension), causing the value of these securities to fall.

o CONVERTIBLE SECURITIES - risks resulting because a portion of a convertible security's value is based on the value of the underlying common stock. Convertible securities are debt securities, although they are subject to some stock market risk.

o MASTER-FEEDER STRUCTURE - Other "feeder" funds may also invest in the Master Bond Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Bond Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Bond Fund borne by the remaining feeder fund shareholders, including the Fund. Please refer to ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS - MASTER-FEEDER STRUCTURE RISK for more information. You should also refer to the Master Bond Fund's prospectus that you received along with your Fund prospectus. Additionally, the statement of additional information for your Fund and the Master Bond Fund are available free of charge upon request.

14    |  AMERICAN FUNDS GVIT FUNDS

PERFORMANCE

Performance information for the Fund is not provided because the Fund had not completed one full calendar year of operation as of the date of this prospectus.

The performance in the bar chart and table below provide an indication of the risks of investing in the Master Bond Fund, which are identical to the risks of investing in the Fund. The bar chart reflects changes in performance of Class 1 shares of the Master Bond Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the Class II shares of the Fund shown in the Fees and Expenses table. The table shows the average annual total returns of Class 1 shares of the Master Bond Fund, adjusted to reflect the estimated expenses of the Class II and Class VII shares of the Fund, respectively, for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts, although they have been restated to reflect the currently estimated fees and expenses of the Fund. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - CLASS 1 SHARES OF THE MASTER BOND FUND
(YEARS ENDED DECEMBER 31)

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]


         1996             5.09%
         1997             9.34%
         1998             3.62%
         1999             2.07%
         2000             4.47%
         2001             7.70%
         2002             3.51%
         2003            12.26%
         2004             5.28%
         2005             1.04%


 BEST QUARTER:      4.96% - 4TH QTR. OF 2002
 WORST QUARTER:    -2.27% - 1ST QTR. OF 1996

 AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2005:

                                               1 YR        5 YRS       10 YRS
--------------------------------------------------------------------------------
Class II shares(1)                             1.04%        5.89%       5.39%
--------------------------------------------------------------------------------
Class VII shares(1)                            0.89%        5.73%       5.23%
--------------------------------------------------------------------------------
Citigroup BIG Bond Index(2)                    2.57%        5.93%       6.19%
--------------------------------------------------------------------------------


(1) The Fund had not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Bond Fund as adjusted to reflect the estimated expenses of Class II and Class VII shares of the Feeder Fund, respectively.

(2) The Citigroup Broad Investment Grade (BIG) Bond Index represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed rate corporate bonds with a maturity of one year or longer. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

                                                  AMERICAN FUNDS GVIT FUNDS | 15

 FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class in which you invest.

--------------------------------------------------------------------------------------------------------
                                FEEDER FUND              MASTER FUND                     AGGREGATE
-------------------------------------------------       ------------       -----------------------------
                                                            AMERICAN                  MASTER-
                             AMERICAN FUNDS                   BOND                 FEEDER TOTAL
                           GVIT BOND FUND (1)                 FUND                  EXPENSES (3),(4)
-------------------------------------------------       ------------       -----------------------------
                       CLASS II        CLASS VII         CLASS 1 (2)          CLASS II          CLASS VII
-------------------------------------------------       ------------       -----------------------------
Management Fees           0.00%            0.00%             0.43%             0.43%              0.43%

Distribution and/or
Service (12b-1) Fees      0.25%            0.40%             0.00%             0.25%              0.40%

Other Expenses            0.62%            0.62%             0.01%             0.63%              0.63%

Total Annual Fund
Operating Expenses        0.87%            1.02%             0.44%             1.31%              1.46%

Less Waiver/
Reimbursement (5)         0.15%            0.15%               N/A             0.15%              0.15%

Net Annual Fund
Operating Expenses        0.72%            0.87%             0.44%             1.16%              1.31%
--------------------------------------------------------------------------------------------------------

(1) Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

(2) Capital Research, the Master Fund's investment adviser, began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. The waiver may be terminated at any time at the discretion of Capital Research. Total annual fund operating expenses do not reflect this waiver.

(3) Expenses are estimated based on each Fund's projected average net assets for 2006. There are no actual fees or expenses for these Funds in 2005 because the Funds commenced operations after December 31, 2005.

(4) The table above reflects the aggregate expenses of both the Master Fund and the Fund.

(5) Gartmore has entered into a written agreement with the Trust under which it will waive 0.15% of the fees that it charges for providing the Fund with those non-investment advisory services typically provided by a fund's adviser as ancillary services to its investment advisory services, which include, but are not limited to, providing necessary information to the Board of Trustees of the Trust , monitoring the ongoing investment performance of the Master Bond Fund, coordinating financial statements with those of the Master Bond Fund, and distributing applicable documents and materials to Fund shareholders. See Section 3, Fund Management on page 21 for a more complete description of the operational services. This agreement currently runs until at least May 1, 2007 and may be renewed at that time.

 EXAMPLE (1)

This Example shows what you could pay in expenses over time. You can also use this Example to compare the cost of this Fund with other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and that the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:


                                                 1 YR    3 YRS
--------------------------------------------------------------------------------
Class II                                         $118     $400
--------------------------------------------------------------------------------
Class VII                                         133      447
--------------------------------------------------------------------------------

(1) The Example reflects the aggregate expenses of both the Master Fund and the Fund.

16 | AMERICAN FUNDS GVIT FUNDS

SECTION 2 | Fund Details


 ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES
   AND RISKS

The Master Funds may use other principal investments and techniques in an effort to increase returns, protect assets or diversify investments. The Statement of Additional Information ("SAI") for each of the Funds contains additional information about the Master Funds' other investment techniques. For information on how to obtain an SAI, see the back cover. When you request a copy of the Funds' SAI, you will also receive a copy of the Master Funds' SAI free of charge.

STOCK MARKET RISK - (MASTER GROWTH FUND, MASTER GLOBAL GROWTH FUND, MASTER ASSET ALLOCATION FUND) - The Master Funds could lose value if the individual stocks in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

o corporate earnings,
o production,
o management,
o sales, and
o market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

FOREIGN SECURITIES RISK (MASTER GROWTH FUND, MASTER GLOBAL GROWTH FUND, MASTER ASSET ALLOCATION FUND, MASTER BOND FUND) - Investments in foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

o political and economic instability
o the impact of currency exchange rate fluctuations
o reduced information about issuers
o higher transaction costs
o less stringent regulatory and accounting standards
o delayed settlement

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Master Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

SMALL-CAP RISK (MASTER GROWTH FUND, MASTER GLOBAL GROWTH FUND, MASTER ASSET ALLOCATION FUND) - In general, stocks of small-cap companies trade in lower volumes and are subject to greater or more unpredictable price changes than larger cap securities or the market overall. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Master Fund's investment in a small-cap company may lose substantial value. Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors.

DEPOSITARY RECEIPTS (MASTER GROWTH FUND, MASTER GLOBAL GROWTH FUND, MASTER ASSET ALLOCATION FUND, MASTER BOND FUND) - The Master Funds invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (`'ADRs"), European Depositary Receipts (`'EDRs") and Global Depositary Receipts (`'GDRs"), which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

INTEREST RATE RISK (MASTER ASSET ALLOCATION FUND, MASTER BOND FUND) - Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Master Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Master Fund's investments to decline significantly.

CREDIT RISK (MASTER ASSET ALLOCATION FUND, MASTER BOND FUND) - These Master Funds invest in fixed-income securities. As a result, these Master Funds are subject to the risk that an issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer's credit rating can also adversely affect the value of a Master Fund's investments. Junk bonds are generally more exposed to credit risk than are investment-grade securities.

                                                  AMERICAN FUNDS GVIT FUNDS | 17

EVENT RISK (Master Asset Allocation Fund, Master Bond Fund) - These Master Funds invest in fixed-income securities. As a result, these Master Funds are subject to the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value or credit quality of the company's bonds due to factors including an unfavorable market response or a resulting increase in the company's debt. Added debt may significantly reduce the credit quality and market value of a company's bonds.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES (MASTER ASSET ALLOCATION FUND AND MASTER BOND FUND) - U.S. government securities include Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

o the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates,
o the Federal Home Loan Banks,
o the Federal National Mortgage Association ("FNMA"),
o the Student Loan Marketing Association and Federal Home Loan Mortgage Corporation ("FHLMC "), or
o the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Master Fund are not guaranteed.

MORTGAGE-BACKED SECURITIES (MASTER ASSET ALLOCATION FUND AND MASTER BOND FUND) - These fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Master Fund will have to invest the proceeds in securities with lower yields. This risk is known as `'prepayment risk." When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as `'extension risk."


Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

ASSET-BACKED SECURITIES (MASTER ASSET ALLOCATION FUND, MASTER BOND FUND) - Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Master Fund reinvests the proceeds of a prepayment it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Master Fund's portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

JUNK BONDS AND OTHER LOWER RATED SECURITIES (MASTER ASSET ALLOCATION FUND, MASTER BOND FUND) - Investment in junk bonds and other lower rated or high-yield securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, a Master Fund that invests in junk bonds is subject to these risks:

o increased price sensitivity to changing interest rates and to adverse economic and business developments,
o greater risk of loss due to default or declining credit quality,
o greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due, and
o negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Master Fund.

REPURCHASE AGREEMENTS (MASTER GROWTH FUND, MASTER GLOBAL GROWTH FUND, MASTER ASSET ALLOCATION FUND, MASTER BOND FUND) - When entering into a repurchase agreement, a Master Fund essentially makes a short-term loan to a qualified bank or broker-dealer. The Master Fund buys securities that the seller has agreed to buy back as a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Master Fund could experience delays in recovering amounts owed to it.

18   |  AMERICAN FUNDS GVIT FUNDS

DERIVATIVES (MASTER GROWTH FUND, MASTER GLOBAL GROWTH FUND, MASTER ASSET ALLOCATION FUND, MASTER BOND FUND) - A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include the risk that:

o the other party to the derivatives contract may fail to fulfill its obligations,
o their use may reduce liquidity and make the Fund harder to value, especially in declining markets,
o the Fund may suffer disproportionately heavy losses relative to the amount invested, and
o changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

ZERO COUPON BONDS (MASTER GROWTH FUND, MASTER GLOBAL GROWTH FUND, MASTER ASSET ALLOCATION FUND, MASTER BOND FUND) - Zero coupon bonds pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay interest on the payments they would have received had a payment been made. To avoid federal income tax liability, a fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

FLOATING- AND VARIABLE-RATE SECURITIES (MASTER GROWTH FUND, MASTER GLOBAL GROWTH FUND, MASTER ASSET ALLOCATION FUND, MASTER BOND Fund) - Floating- and variable-rate securities do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date.

Like other fixed income securities, floating and variable rate securities are subject to interest rate risk. Securities that are callable are also subject to the risk that a Fund will be repaid prior to the stated maturity, and the proceeds may be required to invest in lower yielding securities that reduce a Fund's income. A Fund will only purchase a floating or variable rate security of the same quality as the debt securities it would otherwise purchase.

PREFERRED STOCK (MASTER GROWTH FUND, MASTER GLOBAL GROWTH FUND, MASTER ASSET ALLOCATION FUND, MASTER BOND FUND) - Preferred stocks are a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock.

CONVERTIBLE SECURITIES (MASTER BOND FUND) - Convertible securities are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

TEMPORARY INVESTMENTS (MASTER GROWTH FUND, MASTER GLOBAL GROWTH FUND, MASTER ASSET ALLOCATION FUND, MASTER BOND FUND) - Each of the Master Funds generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Master Fund's management believes that business, economic, political or financial conditions warrant, a Master Fund may invest without limit in cash or money market cash equivalents, including:

o short-term U.S. government securities,
o certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks,
o prime quality commercial paper,
o repurchase agreements covering any of the securities in which the Fund may invest in directly, and
o shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Master Fund from fully pursuing its investment objective, and the Master Fund may miss potential market upswings.

                                                  AMERICAN FUNDS GVIT FUNDS | 19

SELECTIVE DISCLOSURE OF FUND HOLDINGS

THE FUNDS

A description of the Funds' policies and procedures regarding the release of portfolio holdings information is available in the Funds' SAI. However, under the master-feeder structure, each Fund's sole portfolio holding is shares in the corresponding Master Fund.

THE MASTER FUNDS

A description of the Master Funds' policies and procedures regarding the release of portfolio holdings information is available in the Master Funds' SAI. Under such policies and procedures, the Master Funds' complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website (www.americanfunds.com) no earlier than the 10th day after the end of such calendar quarter. In addition, the Master Funds' list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the 10th day after the end of such month.

20 | AMERICAN FUNDS GVIT FUNDS

SECTION 3 | Fund Management

INVESTMENT ADVISER TO THE MASTER FUNDS

Capital Research and Management Company ("Capital Research"), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Funds and to other mutual funds, including those in The American Funds Group. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, California 90071. Capital Research manages the investment fund and business affairs of the Master Funds.

The Master Funds rely on the professional judgment of its investment adviser, Capital Research, to make decisions about the funds' portfolio investments. The basic investment philosophy of Capital Research is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. Capital Research believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when Capital Research believes that they no longer represent relatively attractive investment opportunities.

The annual management fee for the year ended December 31, 2005, expressed as a percentage of each Master Fund's average daily net assets and not taking into account any applicable waivers, is as follows:

FUND                                            MANAGEMENT FEE
--------------------------------------------------------------------------------
Master Growth Fund                                       0.33%
--------------------------------------------------------------------------------
Master Global Growth Fund                                0.58%
--------------------------------------------------------------------------------
Master Asset Allocation Fund                             0.34%
--------------------------------------------------------------------------------
Master Bond Fund                                         0.43%
--------------------------------------------------------------------------------

A discussion regarding the basis for the Master Fund Board of Trustees approval of the investment advisory agreement for the Master Growth Fund, the Master Asset Allocation Fund, and the Master Bond Fund is available on the Master Funds' semi-annual report to shareholders, for the period ended June 30, 2005. A discussion regarding the basis for the Master Fund Board of Trustees' approval of the investment advisory agreement for the Master Global Growth Fund is available in the Master Funds' annual report to shareholders, for the fiscal year ended December 31, 2005.

MASTER-FEEDER SERVICE PROVIDER
TO THE FEEDER FUNDS

Because each Fund invests all of its assets in a Master Fund which is managed by the Master Funds' investment adviser, the Funds do not have an investment adviser of their own. Gartmore SA Capital Trust ("Gartmore"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428 serves as the master-feeder service provider for each of the Funds under the master-feeder structure. Consequently, Gartmore provides those non-investment management services typically provided as ancillary services by a fund's investment adviser. Gartmore was organized in 1999.

Gartmore will provide master-feeder operational support services to each of the Feeder Funds under the Master-Feeder Services Agreement. Such services will include, but are not limited to: (i) providing information to the Board of Trustees enabling it to make all necessary decisions of whether to invest the assets of a Feeder Fund in shares of a particular Master Fund; (ii) monitoring the ongoing investment performance of the Master Fund and its respective service providers, and the level of expenses borne by shareholders of the Master Fund;
(iii) coordination with the Master Fund's board of directors, officers and service providers to obtain all information, reports, certifications, signatures and other materials necessary for the composition and filing of the Feeder Fund's registration statements, shareholder reports and other disclosure materials; (iv) coordinating financial statement reports with those of the Master Fund; (v) coordination with the Master Fund's board of directors, officers and service providers to obtain all information, reports, certifications, signatures and other materials necessary to enable the Feeder Funds to prepare and maintain any processes, materials and/or reports (including effecting any necessary filings with appropriate regulatory agencies) that may be necessary or prudent pursuant to the Sarbanes-Oxley Act of 2002; (vi) effecting daily trades into or from the Master Fund, settling all such transactions and performing trading and settlement reconciliations; (vii) facilitation of distribution of Master Fund proxy solicitation materials to Feeder Fund shareholders and/or coordination with the Master Fund's officers and service providers to incorporate Master Fund proxy information into Feeder Fund proxy solicitation materials; (viii) coordination with the Master Fund's officers and service providers to enable the Feeder Funds to compile and maintain their respective books and records as may be legally required or reasonably necessary or prudent; (ix) such activities as are necessary for the design, development and maintenance of each Feeder Fund as a product offering to Trust shareholders; (x) providing regular and special reports, information and other educational materials to the Board of Trustees concerning any particular Feeder Fund-Master Fund structure or of master-feeder fund structures in general; and (xi) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in corresponding Master Funds.

                                                  AMERICAN FUNDS GVIT FUNDS | 21

PORTFOLIO MANAGEMENT OF THE
MASTER FUNDS

Capital Research uses a system of multiple fund counselors in managing mutual fund assets. Under this approach, the portfolio of a Master Fund is divided into segments, which are managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research investment analysts may make investment decisions with respect to a portion of a Master Fund's portfolio. Investment decisions are subject to the limits provided by a Master Fund's objectives and policies and the oversight of Capital Research's investment committee.

The Fund counselors primarily responsible for the day-to-day management of the Master Funds' portfolios are listed below:

AMERICAN GROWTH FUND TEAM MEMBERS

GORDON CRAWFORD is a senior vice president and director of Capital Research. Mr. Crawford has been employed in the investment management area of Capital Research or its affiliates for the past 35 years. Mr. Crawford has been an equity portfolio counselor for the American Growth Fund for the past 12 years.

J. BLAIR FRANK is a vice president of Capital Research Company ("CRC"). Mr. Frank has been employed in the investment management area of Capital Research or its affiliates for the past 12 years. Mr. Frank has been an equity portfolio counselor for the American Growth Fund for the past six years.

DONNALISA BARNUM is a senior vice president of CRC. Ms. Barnum has been employed in the investment management area of Capital Research or its affiliates for the past 20 years. Ms. Barnum has been as an equity portfolio counselor for the American Growth Fund for the past three years.

RONALD B. MORROW is a senior vice president of CRC. Mr. Morrow has been employed in the investment management area of Capital Research or its affiliates for the past nine years. Mr. Morrow has been an equity portfolio counselor for the American Growth Fund for the past three years.

AMERICAN GLOBAL GROWTH FUND
TEAM MEMBERS

ROBERT W. LOVELACE is the Chairman of Capital Research Company. Mr. Lovelace has been employed with Capital Research or its affiliates for the last 21 years. Mr. Lovelace has been an equity portfolio counselor for the American Global Growth Fund since the inception of the Fund (nine years).

NICK J. GRACE is a Senior Vice President of Capital Research Company. Mr. Grace has been employed with Capital Research or its affiliates for 12 years. Mr. Grace has been an equity portfolio counselor for the American Global Growth Fund for the past four years.

STEVEN T. WATSON is a Senior Vice President and Director of Capital Research Company. Mr. Watson has been employed with Capital Research or its affiliates for 16 years. Mr. Watson has been an equity portfolio counselor for the American Global Growth Fund for the past four years.

AMERICAN ASSET ALLOCATION FUND
TEAM MEMBERS

ALAN N. BERRO is a Vice President of Capital Research and Management Company. Mr. Berro has been employed with Capital Research or its affiliates for 15 years. Mr. Berro has been an equity portfolio counselor for the American Asset Allocation Fund for the past six years.

SUSAN M. TOLSON is a Senior Vice President of Capital Research Company. Ms. Tolson has been employed with Capital Research or its affiliates for 16 years. Ms. Tolson has been a fixed-income portfolio counselor for the American Asset Allocation Fund for the past six years.

MICHAEL T. KERR is a Vice President of Capital Research and Management Company. Mr. Kerr has been employed with Capital Research or its affiliates for 21 years. Mr. Kerr has been an equity portfolio counselor for the American Asset Allocation Fund for less than one year.

JAMES R. MULALLY is a Senior Vice President of Capital Research Company. Mr. Mulally has been employed with Capital Research or its affiliates for 26 years. Mr. Mulally has been an equity portfolio counselor for the American Asset Allocation Fund for one year.

AMERICAN BOND FUND TEAM MEMBERS

ABNER D. GOLDSTINE is a Senior Vice President and Director of Capital Research and Management Company. Mr. Goldstine has been employed with Capital Research or its affiliates for 39 years. Mr. Goldstine has been a fixed-income portfolio counselor for the American Bond Fund since the Fund's inception (10 years).

JOHN H. SMET is a Senior Vice President of Capital Research and Management Company. Mr. Smet has been employed with Capital Research or its affiliates for 23 years. Mr. Smet has been a fixed-income portfolio counselor for the American Bond Fund since the Fund's inception (10 years).

DAVID C. BARCLAY is a Senior Vice President of Capital Research and Management Company. Mr. Barclay has been employed with Capital Research or its affiliates for 18 years. Mr. Barclay has been a fixed-income portfolio counselor for the American Bond Fund for the past eight years.

MARK H. DALZELL is a Senior Vice President of Capital Research Company. Mr. Dalzell has been employed with Capital Research or its affiliates for 18 years. Mr. Dalzell has been a fixed-income portfolio counselor for the American Bond Fund for one year.

ADDITIONAL INFORMATION ABOUT THE
FUND MANAGERS

With respect to the individuals listed, the Funds' SAI (Appendix C) provides additional information about compensation, other accounts managed and ownership of securities in the Funds.


22 | AMERICAN FUNDS GVIT FUNDS

SECTION 4 | Investing with Gartmore


CHOOSING A SHARE CLASS

Class II and Class VII shares of the Funds are sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliate life insurance companies (collectively, "Nationwide"), to fund benefits payable under variable insurance contracts. Insurance companies, including Nationwide, provide additional services necessary for them to receive Rule 12b-1 fees for the sale of Class II and Class VII shares.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then invests its proceeds in its respective Master Fund which, in turn, buys securities for the Master Fund's portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with your insurance company to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds and the Master Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more of these Funds and shares of another Fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Gartmore Distribution Services, Inc. ("GDSI"), an affiliate of Gartmore.

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value ("NAV") next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund's shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by the Fund, less its liabilities. The NAV per share of each class of each Fund is calculated by taking the NAV of the Master Fund, subtracting the Fund's liabilities attributable to the Fund, and dividing by the number of shares of that class that are outstanding. The NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) ("Close of Trading") on each day the Exchange is open for trading ("Business Day"). Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not determine NAV on the following days:

o New Year's Day
o Martin Luther King, Jr. Day
o Presidents' Day
o Good Friday
o Memorial Day
o Independence Day
o Labor Day
o Thanksgiving Day
o Christmas Day
o Other days when the New York Stock Exchange is closed

To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

THE FUNDS

The NAV of each Fund is determined based upon the NAV of its corresponding Master Funds.

THE MASTER FUNDS

Each Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets are valued primarily on the basis of market quotations. However, the Master Funds have adopted procedures for making "fair value" determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of Capital Research, materially affect the value of the portfolio securities of a Master Fund, the securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in a Master Fund.

Because certain of the Master Funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Master Funds do not price their shares, the value of securities held in those Master Funds may change on days when you will not be able to purchase or redeem your Fund shares

                                                  AMERICAN FUNDS GVIT FUNDS | 23

SELLING SHARES

THE FUNDS

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning this transaction.

THE MASTER FUNDS

Shares of the Master Funds are currently offered only to insurance company separate accounts and feeder funds that themselves are offered only to insurance company separate accounts. All such shares may be purchased or redeemed by the separate accounts or feeder funds at net asset values without any sales or redemption charges. Such purchases and redemptions are made promptly after corresponding purchases and redemptions of units of the separate accounts/feeder funds.

RESTRICTIONS ON SALES

THE FUNDS

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay any exchange, transfer or redemption request for up to seven days after the receipt of the request if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient fund management or would adversely affect the Fund.

THE MASTER FUNDS

All Master Funds shares may be purchased or redeemed at net asset values without any sales or redemption charges.

EXCESSIVE OR SHORT TERM TRADING

THE FUNDS

The Funds seek to discourage short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Funds or sales and repurchases of Funds within a short time period) may:

o disrupt fund management strategies,
o increase brokerage and other transaction costs, and
o negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the dollar amount, number, and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading.
The Funds' procedures are described below:

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, sale or exchange transaction. Additionally, most insurance companies combine all of their contract holders' investments into a single omnibus account in each Fund. Therefore, the Fund typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to these limitations, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring

24 | AMERICAN FUNDS GVIT FUNDS

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SECTION 4 | Investing with Gartmore (CONT.)


and take steps to prevent future short-term trades by such contract holder. Because the Funds are unable to monitor significant cash flows into and out of the Master Funds, the Funds rely on the Master Funds' policies and procedures with respect to trading activity, as described below.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in your Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring the trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the term and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, a Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event a Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

o restrict purchases or exchanges that it or its agents believe constitute excessive trading, and
o reject transactions that violate a Fund's excessive trading policies or its exchange limits.

THE MASTER FUNDS

The Funds also may be affected if there is frequent trading of Master Fund shares by other shareholders of a Master Fund. Frequent trading of a Master Fund's shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders, such as the Funds.

The Master Funds and American Funds Distributors, Inc., the Master Funds' distributor, reserves the right to reject any purchase order for any reason. The Master Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the Master Funds or American Funds Distributors, Inc. has determined could involve actual or potential harm to any fund may be rejected. Frequent trading of a Master Fund's shares may lead to increased costs to that fund and less efficient management of the Master Fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The Master Funds' board of directors has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the Master Funds "purchase blocking policy", any contract owner redeeming units representing a beneficial interest in any Master Fund having a value of $5,000 or more will be precluded from investing in units of beneficial interest in that Master Fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by contract owners whose units are held on the books of insurance company separate accounts that have not adopted procedures to implement this policy or to redemptions by other registered investment companies sponsored by insurance companies. American Funds Service Company, the Master Funds' transfer agent, will work with the insurance companies to develop such procedures or other procedures that American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the insurance companies adopt these procedures, contract owners whose units are held on the books of such companies will be subject to this general purchase blocking policy. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of units representing a beneficial interest in a Master Fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfer of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions.

DISTRIBUTION AND SERVICES PLANS

THE FUNDS

BECAUSE THE FUNDS' DISTRIBUTION PLAN FEES AND ADMINISTRATIVE SERVICE PLAN FEES ARE PAID OUT OF EACH FUND'S ASSETS ON AN ONGOING BASIS, THESE FEES WILL INCREASE THE COST OF YOUR INVESTMENT OVER TIME AND MAY COST YOU MORE THAN PAYING OTHER TYPES OF CHARGES.

                                                  AMERICAN FUNDS GVIT FUNDS | 25

DISTRIBUTION PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits a Fund to compensate the distributor for expenses associated with distributing and selling Class II and Class VII shares of a Fund and providing shareholder services. Under that Distribution Plan, the Funds pay GDSI from its Class II and Class VII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of each Fund's Class II shares' average daily net assets and 0.40% of each Fund's Class VII shares' average daily net assets.

ADMINISTRATIVE SERVICES PLAN

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Funds' Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliates a maximum annual fee of 0.25% with respect to Class II Shares and Class VII Shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof.

Because these fees are paid out of a Fund's assets on an on going basis, these fees will increase the cost of your investments over time and may cost you more than paying other types of sales charges.

THE MASTER FUNDS

The Master Funds do not charge a 12b-1 fee or an administrative services fee for the Class 1 shares in which the Funds invest.

REVENUE SHARING

THE FUNDS

The Funds do not have an investment adviser under this master-feeder structure. As it is a fund's investment adviser, or its affiliates, who typically make revenue sharing payments out of their legitimate profits to insurance companies, broker-dealers or other financial intermediaries for marketing, promotional or related services, there are no such payments made on behalf of the Funds at the feeder fund level.

THE MASTER FUNDS

Capital Research does not engage in revenue sharing with respect to the Master Funds.

26 | AMERICAN FUNDS GVIT FUNDS

SECTION 5 | Distributions and Taxes


THE FUNDS

DIVIDENDS AND DISTRIBUTIONS

Each Fund has elected, or intends to elect, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, each Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its fund securities will be declared and paid to shareholders annually. We automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gain distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed to the owners. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 591/2 may be subject to a 10% penalty tax. Investors should ask their own tax adviser for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which Fund shares are offered.

Please refer to the Funds' SAI (and the Master Funds' SAI) for more information regarding the tax treatment of the Funds (and the Master Funds).

THE MASTER FUNDS

Each Master Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code. In any fiscal year in which a Master Fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the Master Fund itself is relieved of federal income tax.

It is the Master Funds' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

THIS DISCUSSION OF "DISTRIBUTIONS AND TAXES" IS NOT INTENDED OR WRITTEN TO BE USED AS TAX ADVICE. BECAUSE EVERYONE'S TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES BEFORE MAKING AN INVESTMENT IN A FUND.

                                                  AMERICAN FUNDS GVIT FUNDS | 27

SECTION 6 | Financial Highlights


Financial Highlights information is not shown because the shares of the Fund were first offered on May 1, 2006 and, therefore, the Funds have no historical performance to report.

28 | AMERICAN FUNDS GVIT FUNDS

[BLANK PAGE]

INFORMATION FROM AMERICAN FUNDS GVIT FUNDS

Please read this prospectus (and the accompanying Master Funds' prospectus) before you invest, and keep them with your records. These prospectus intended for use in connection with variable insurance contracts. The following documents
- which may be obtained free of charge - contain additional information about the Funds:

O STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS (INCORPORATED BY REFERENCE INTO THIS PROSPECTUS)

O ANNUAL REPORTS FOR THE FUNDS (WHICH CONTAIN DISCUSSIONS OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED EACH FUND'S PERFORMANCE)

O SEMIANNUAL REPORTS FOR THE FUNDS

To obtain a document free of charge, call 800 848-6331 or contact your variable insurance provider. Because Prospectuses and Statements of Additional Information are intended for use in connection with the sale of variable insurance contracts, Gartmore Funds does not make them available on its website.

When you request a copy of the Funds' SAI, you will also receive, free of charge, a copy of the Master Funds SAI.

INFORMATION FROM THE SECURITIES AND
EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC

O ON THE SEC'S EDGAR DATABASE VIA THE INTERNET AT WWW.SEC.GOV,

O IN PERSON AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C.
  (CALL 202-551-8090 FOR THEIR HOURS OF OPERATION), OR

O BY MAIL BY SENDING YOUR REQUEST TO SECURITIES AND EXCHANGE COMMISSION PUBLIC
  REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 (THE SEC CHARGES A FEE TO COPY ANY DOCUMENTS.)

AMERICAN FUNDS GVIT FUNDS
1200 River Road, Suite 1000
Conshohocken, PA 19428


                 THE TRUST'S INVESTMENT COMPANY ACT FILE NOS.: 2-73024, 811-3213

            THE MASTER FUNDS INVESTMENT COMPANY ACT FILE NOS.: 2-86838, 811-3857

                                                                 PR-GVIT-AM 5/06